Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2014 and 2015 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2014	213,765	$8.40	1.53 years	$5,758,829
Granted	19,848	23.50
Vested	(61,350)	6.39

Balance as of December 31, 2014	172,263	$10.85	0.88 years	$3,627,859
Granted	16,854	17.80
Vested	(67,646)	11.81

Balance as of December 31, 2015	121,471	11.28	0.29 years	$1,658,079

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

Assumptions used to determine the fair value of options granted during the year ended December 31, 2015 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Summary of Stock Option Activity

Options granted during the years ended December 31, 2014 and 2015 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2014	—	—	—	—
Granted April 14, 2014	197,055	$24.29	8.29	—
Granted October 14, 2014	30,000	23.18	8.79	—
Forfeited during the year	(4,000)	23.18	—	—
Vested	—	—	—	—

Balance as of December 31, 2014	223,055	$24.16	8.35	—
Granted March 17, 2015	158,885	17.80	9.22
Forfeited during the period	(3,500)	20.87	—	—
Vested	—	—	—	—

Balance as of December 31, 2015	378,440	21.52	8.71	$—